Compensation Plans - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Mar. 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance		3,078,475
Number of Shares, Granted		900,000	0
Number of Shares, Exercised		(47,183)
Number of Shares, Forfeited and expired		(307,873)
Number of Shares, Ending Balance		3,623,419		3,078,475
Number of Shares, Options vested and exercisable		2,171,320
Number of Shares, Options vested and expected to vest		3,623,419
Weighted- Average Exercise Price, Beginning Balance		$ 2.38
Weighted- Average Exercise Price, Granted		1.1
Weighted- Average Exercise Price, Exercised		1.44
Weighted- Average Exercise Price, Forfeited and expired		3.12
Weighted- Average Exercise Price, Ending Balance		2.01		$ 2.38
Weighted- Average Exercise Price, Options vested and exercisable		2.05
Weighted- Average Exercise Price, Options vested and expected to vest		$ 2.01
Weighted-Average Remaining Contractual Term (Years)		7 years 5 months 26 days		6 years 11 months 23 days
Weighted-Average Remaining Contractual Term (Years), Options vested and exercisable		6 years 4 months 2 days
Weighted-Average Remaining Contractual Term (Years), Options vested and expected to vest	3 years	7 years 5 months 26 days
Aggregate Intrinsic Value, Beginning Balance		$ 4,489
Aggregate Intrinsic Value, Exercised		415
Aggregate Intrinsic Value, Ending Balance		8		$ 4,489
Aggregate Intrinsic Value, Options vested and exercisable		8
Aggregate Intrinsic Value, Options vested and expected to vest		$ 8
Zapata Computing, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Beginning Balance		3,078,475	3,141,157	3,141,157
Number of Shares, Granted				620,675
Number of Shares, Exercised				(20,766)
Number of Shares, Forfeited and expired				(662,591)
Number of Shares, Ending Balance				3,078,475	3,141,157
Number of Shares, Options vested and exercisable				2,065,691
Number of Shares, Options vested and expected to vest				3,078,475
Weighted- Average Exercise Price, Beginning Balance		$ 2.38	$ 2.46	$ 2.46
Weighted- Average Exercise Price, Granted				3.8
Weighted- Average Exercise Price, Exercised				1.82
Weighted- Average Exercise Price, Forfeited and expired				4.11
Weighted- Average Exercise Price, Ending Balance				2.38	$ 2.46
Weighted- Average Exercise Price, Options vested and exercisable				1.94
Weighted- Average Exercise Price, Options vested and expected to vest				$ 2.38
Weighted-Average Remaining Contractual Term (Years)				6 years 11 months 23 days	7 years 10 months 13 days
Weighted-Average Remaining Contractual Term (Years), Options vested and exercisable				6 years 2 months 15 days
Weighted-Average Remaining Contractual Term (Years), Options vested and expected to vest				6 years 11 months 23 days
Aggregate Intrinsic Value, Beginning Balance		$ 4,489	$ 10,337	$ 10,337
Aggregate Intrinsic Value, Ending Balance				4,489	$ 10,337
Aggregate Intrinsic Value, Options vested and exercisable				3,841
Aggregate Intrinsic Value, Options vested and expected to vest				$ 4,489